Document and Entity Information	Dec. 22, 2022
Cover [Abstract]
Entity Registrant Name	ABIOMED INC
Amendment Flag	false
Entity Central Index Key	0000815094
Current Fiscal Year End Date	--03-31
Document Type	8-K
Document Period End Date	Dec. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-09585
Entity Tax Identification Number	04-2743260
Entity Address, Address Line One	22 Cherry Hill Drive
Entity Address, City or Town	Danvers
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01923
City Area Code	(978)
Local Phone Number	646-1400
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ABMD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false